Tax Expense - Schedule of Effective Tax Rate and the Applicable Tax Rate (Parentheticals) (Details)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Effective Tax Rate and the Applicable Tax Rate [Abstract]
Tax at statutory rate	24.00%	24.00%